Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Schedule of Debt

As at December 31	2023	2022
Debt – beginning of year	$—	$—
Revolving Credit Facility drawdown	130,000	—
Repayments	(73,000)	—
Debt	$57,000	$—